FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
8,341,959	FT Vest U.S. Equity Buffer ETF - January (b)	$355,784,551
7,749,242	FT Vest U.S. Equity Buffer ETF - February (b)	354,915,284
8,943,702	FT Vest U.S. Equity Buffer ETF - March (b)	354,516,721
9,299,702	FT Vest U.S. Equity Buffer ETF - April (b)	355,434,610
8,130,391	FT Vest U.S. Equity Buffer ETF - May (b)	354,810,263
7,435,699	FT Vest U.S. Equity Buffer ETF - June (b)	356,467,410
7,852,889	FT Vest U.S. Equity Buffer ETF - July (b)	355,814,401
8,165,416	FT Vest U.S. Equity Buffer ETF - August (b)	355,848,829
8,242,946	FT Vest U.S. Equity Buffer ETF - September (b)	355,683,120
8,659,889	FT Vest U.S. Equity Buffer ETF - October (b)	356,267,833
7,836,573	FT Vest U.S. Equity Buffer ETF - November (b)	355,623,683
8,494,644	FT Vest U.S. Equity Buffer ETF - December (b)	355,840,637
	Total Exchange-Traded Funds	4,267,007,342
	(Cost $3,801,291,503)
MONEY MARKET FUNDS — 0.0%
1,031,094	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,031,094
	(Cost $1,031,094)

	Total Investments — 100.0%	4,268,038,436
	(Cost $3,802,322,597)
	Net Other Assets and Liabilities — (0.0)%	(684,912)
	Net Assets — 100.0%	$4,267,353,524

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 4,267,007,342	$ 4,267,007,342	$ —	$ —
Money Market Funds	1,031,094	1,031,094	—	—
Total Investments	$4,268,038,436	$4,268,038,436	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	8,341,959	$154,768,256	$184,055,787	$(16,322,142)	$30,656,247	$2,626,403	$355,784,551	$—
FT Vest U.S. Equity Buffer ETF - February	7,749,242	154,749,312	184,162,843	(18,240,084)	31,764,658	2,478,555	354,915,284	—
FT Vest U.S. Equity Buffer ETF - March	8,943,702	154,487,544	190,264,516	(15,247,229)	22,663,944	2,347,946	354,516,721	—
FT Vest U.S. Equity Buffer ETF - April	9,299,702	154,813,794	185,940,951	(24,406,237)	35,170,772	3,915,330	355,434,610	—
FT Vest U.S. Equity Buffer ETF - May	8,130,391	154,948,568	188,033,106	(14,536,359)	24,279,975	2,084,973	354,810,263	—
FT Vest U.S. Equity Buffer ETF - June	7,435,699	154,792,118	184,435,182	(19,471,555)	33,691,330	3,020,335	356,467,410	—
FT Vest U.S. Equity Buffer ETF - July	7,852,889	154,811,223	184,718,998	(20,499,731)	33,633,719	3,150,192	355,814,401	—
FT Vest U.S. Equity Buffer ETF - August	8,165,416	154,748,455	184,023,853	(15,510,005)	30,774,218	1,812,308	355,848,829	—
FT Vest U.S. Equity Buffer ETF - September	8,242,946	155,727,967	184,101,818	(15,608,588)	29,148,675	2,313,248	355,683,120	—
FT Vest U.S. Equity Buffer ETF - October	8,659,889	155,503,341	193,010,072	(14,047,326)	19,799,250	2,002,496	356,267,833	—
FT Vest U.S. Equity Buffer ETF - November	7,836,573	155,012,867	184,689,663	(14,115,218)	27,965,113	2,071,258	355,623,683	—
FT Vest U.S. Equity Buffer ETF - December	8,494,644	154,963,692	184,432,969	(20,269,859)	34,329,762	2,384,073	355,840,637	—
		$1,859,327,137	$2,231,869,758	$(208,274,333)	$353,877,663	$30,207,117	$4,267,007,342	$—

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
2,005,126	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$73,187,099
1,849,037	FT Vest U.S. Equity Deep Buffer ETF - February (b)	73,076,901
2,075,006	FT Vest U.S. Equity Deep Buffer ETF - March (b)	72,957,211
2,111,137	FT Vest U.S. Equity Deep Buffer ETF - April (b)	73,150,897
1,944,116	FT Vest U.S. Equity Deep Buffer ETF - May (b)	72,970,450
1,808,468	FT Vest U.S. Equity Deep Buffer ETF - June (b)	73,483,842
1,865,501	FT Vest U.S. Equity Deep Buffer ETF - July (b)	73,358,402
1,954,825	FT Vest U.S. Equity Deep Buffer ETF - August (b)	73,364,582
1,894,408	FT Vest U.S. Equity Deep Buffer ETF - September (b)	73,370,422
1,926,753	FT Vest U.S. Equity Deep Buffer ETF - October (b)	73,445,512
1,790,370	FT Vest U.S. Equity Deep Buffer ETF - November (b)	73,315,651
1,929,791	FT Vest U.S. Equity Deep Buffer ETF - December (b)	73,242,516
	Total Exchange-Traded Funds	878,923,485
	(Cost $786,230,723)
MONEY MARKET FUNDS — 0.0%
289,442	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	289,442
	(Cost $289,442)

	Total Investments — 100.0%	879,212,927
	(Cost $786,520,165)
	Net Other Assets and Liabilities — (0.0)%	(144,450)
	Net Assets — 100.0%	$879,068,477

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 878,923,485	$ 878,923,485	$ —	$ —
Money Market Funds	289,442	289,442	—	—
Total Investments	$879,212,927	$879,212,927	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	2,005,126	$51,100,934	$23,152,797	$(7,389,086)	$5,710,115	$612,339	$73,187,099	$—
FT Vest U.S. Equity Deep Buffer ETF - February	1,849,037	51,168,188	22,776,354	(7,362,937)	5,874,240	621,056	73,076,901	—
FT Vest U.S. Equity Deep Buffer ETF - March	2,075,006	50,917,842	24,194,428	(7,027,019)	4,283,633	588,327	72,957,211	—
FT Vest U.S. Equity Deep Buffer ETF - April	2,111,137	51,067,233	23,080,059	(8,306,197)	6,845,573	464,229	73,150,897	—
FT Vest U.S. Equity Deep Buffer ETF - May	1,944,116	50,985,116	23,740,486	(6,930,338)	4,545,763	629,423	72,970,450	—
FT Vest U.S. Equity Deep Buffer ETF - June	1,808,468	51,109,687	23,141,406	(8,043,294)	6,400,519	875,524	73,483,842	—
FT Vest U.S. Equity Deep Buffer ETF - July	1,865,501	51,086,841	23,272,712	(8,729,772)	6,903,269	825,352	73,358,402	—
FT Vest U.S. Equity Deep Buffer ETF - August	1,954,825	51,019,257	23,127,700	(7,443,950)	6,110,392	551,183	73,364,582	—
FT Vest U.S. Equity Deep Buffer ETF - September	1,894,408	51,354,377	22,785,632	(7,572,414)	5,925,041	877,786	73,370,422	—
FT Vest U.S. Equity Deep Buffer ETF - October	1,926,753	51,150,795	24,472,755	(6,925,640)	3,934,551	813,051	73,445,512	—
FT Vest U.S. Equity Deep Buffer ETF - November	1,790,370	51,317,246	22,901,320	(7,806,264)	6,086,833	816,516	73,315,651	—
FT Vest U.S. Equity Deep Buffer ETF - December	1,929,791	51,067,285	22,978,497	(7,534,622)	5,931,945	799,411	73,242,516	—
		$613,344,801	$279,624,146	$(91,071,533)	$68,551,874	$8,474,197	$878,923,485	$—

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
5,680,209	FT Vest Nasdaq-100® Buffer ETF - March (b)	$153,479,247
5,908,012	FT Vest Nasdaq-100® Buffer ETF - June (b)	154,908,075
6,031,861	FT Vest Nasdaq-100® Buffer ETF - September (b)	153,866,742
6,069,739	FT Vest Nasdaq-100® Buffer ETF - December (b)	153,564,397
	Total Exchange-Traded Funds	615,818,461
	(Cost $564,365,668)
MONEY MARKET FUNDS — 0.0%
215,253	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	215,253
	(Cost $215,253)

	Total Investments — 100.0%	616,033,714
	(Cost $564,580,921)
	Net Other Assets and Liabilities — (0.0)%	(99,060)
	Net Assets — 100.0%	$615,934,654

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 615,818,461	$ 615,818,461	$ —	$ —
Money Market Funds	215,253	215,253	—	—
Total Investments	$616,033,714	$616,033,714	$—	$—

*	See Portfolio of Investments for country breakout.

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest Nasdaq-100® Buffer ETF - March	5,680,209	$39,040,669	$116,917,252	$(13,109,662)	$8,696,622	$1,934,366	$153,479,247	$—
FT Vest Nasdaq-100® Buffer ETF - June	5,908,012	39,186,602	115,399,435	(15,504,360)	13,493,976	2,332,422	154,908,075	—
FT Vest Nasdaq-100® Buffer ETF - September	6,031,861	39,645,727	115,340,327	(15,753,209)	11,922,195	2,711,702	153,866,742	—
FT Vest Nasdaq-100® Buffer ETF - December	6,069,739	39,100,627	116,824,176	(13,318,944)	9,146,520	1,812,018	153,564,397	—
		$156,973,625	$464,481,190	$(57,686,175)	$43,259,313	$8,790,508	$615,818,461	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.